Cost of Improvements to Concession Assets - Summary of Cost of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost Of Improvements To Concession Assets [Abstract]
Cost of improvements to concession assets	$ 2,192,578	$ 1,906,801	$ 1,440,204